Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 26,327		₨ 102,694
Prepayments related to insurance	7,602		4,142
Prepayments-others	503,915		271,960
Lease prepayments	0		22,087
Current prepayments	₨ 537,844	$ 7,135	₨ 400,883